Subsequent Events (Details Textual) (USD $)		12 Months Ended
	Aug. 29, 2013	Dec. 31, 2013 Subsequent Event [Member] Creekside [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	28.36%	24.706%
Proceeds From Sale Of Property		$ 19,600,000
Aggregate Indebtedness, Total		12,600,000
Proceeds Towards Earnest Money		250,000
Net Proceeds From Sale Of Property		$ 1,350,000